Property and equipment	9 Months Ended
May 31, 2024
Property and equipment.
Property and equipment

7. Property and equipment

	Machinery
	and	Rolling	Computer		Leasehold	Boat
	equipment	stock	equipment	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2022	333,084	118,664	21,032	911,924	264,356	971,477	2,620,537
Additions	62,409	69,029	565	30,501	97,699	678,599	938,802
Disposals	—	(136,072)	—	—	—	(499,770)	(635,842)
Transferred from Right-of-use assets	—	—	3,646	—	—	41,161	44,807
Currency translation	—	(2,347)	—	—	—	(70,115)	(72,462)
Balance at August 31, 2023	395,493	49,274	25,243	942,425	362,055	1,121,352	2,895,842
Additions	30,220	3,088	—	217,308	10,000	204,847	465,463
Disposals	—	(6,213)	—	—	—	(360,881)	(367,094)
Transferred to Inventories[1]	—	—	—	—	—	(154,912)	(154,912)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(635,327)	(635,327)
Currency translation	—	—	—	—	—	—	—
Balance at May 31, 2024	425,713	46,149	25,243	1,159,733	372,055	175,079	2,203,972

Accumulated depreciation
Balance at August 31, 2022	197,804	29,999	12,803	73,028	44,505	43,416	401,555
Depreciation	31,495	25,875	4,485	37,696	69,332	72,163	241,046
Disposal	—	(21,864)	—	—	—	(38,821)	(60,685)
Balance at August 31, 2023	229,299	34,010	17,288	110,724	113,837	76,758	581,916
Depreciation	28,620	3,412	3,273	28,529	75,803	67,074	206,711
Disposals	—	(3,655)	—	—	—	(37,646)	(41,301)
Transferred to Inventories[1]	—	—	—	—	—	(21,394)	(21,394)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(79,452)	(79,452)
Balance at May 31, 2024	257,919	33,767	20,561	139,253	189,640	5,340	646,480

Net carrying amount
As at August 31, 2023	166,194	15,264	7,955	831,701	248,218	1,044,594	2,313,926
As at May 31, 2024	167,794	12,382	4,682	1,020,480	182,415	169,739	1,557,492

[1]The Company sells routinely electric boats that are held for rental in the normal course of its operations. Such electric boats are transferred to inventories at their carrying amount when they cease to be rented and become held for sale. The proceeds from these sales are recognized as revenues and presented in cash flow from operating activities, as well as the cash outflows to manufacture these boats.